UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC  20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number  811-4204
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PC&J Preservation Fund
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                    (Exact name of registrant as specified in charter)

120 West Third Street, Suite 300     Dayton, OH
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45402-1819
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          (Address of principal executive offices)               (Zip Code)

PC&J Service Corp.   120 West Third Street, Suite 300    Dayton, OH  45402-1819
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               (Name and address of agent for service)

Registrant's telephone number, including area code:  937-223-0600
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Date of fiscal year end:  December 31
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Date of reporting period: June 30, 2011
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Form  N-PX  is  to  be used by a registered management investment company, other
than  a  small business investment company registered on Form N-5 (   239.24 and
274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the
clearance requirements of 44 U.S.C.   3507.

HIGHLAND FLOATING RATE-CLASS A
2011 Special Meeting of Shareholders

Monday, May 23, 2011

For holders as of:  04/11/2011

Cusip:  430098-103     Ticker: xlfax
Meeting Material(s)

-Proxy Statement


If you plan to attend the meeting, click here.

As your vote is very important, we recommend that all voting instructions be received at least one business day prior to the voting cut-off time stated in the proxy materials. Scroll down for proxy instructions and voting.

To vote via telephone, call 1-800-454-8683.
1.Vote2.Review3.ConfirmedPROXY BALLOT

HIGHLAND FLOATING RATE-CLASS A
2011 Special Meeting of Shareholders
To be held on 05/23/2011 for holders of record as of 04/11/2011

Recommendations of the Board of Directors:

Choose this option if you would like to vote your shares with the recommendations of the Board of Directors. See below or refer to the proxy statement for details on the recommendations.


Vote with the Board's Recommendations

  Proposal(s)  Recommendations of the Board of Directors  Vote Options
01 TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BY AND AMONG HIGHLAND FLOATING RATE ADVANTAGE FUND, HIGHLAND FLOATING RATE FUND (EACH, AN "ACQUIRED FUND"), AND HIGHLAND FUNDS I, ON BEHALF OF HIGHLAND FLOATING RATE OPPORTUNITIES FUND (THE "ACQUIRING FUND"), ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.
 For   For  Against  Abstain



Legal Proxy
Choose this option only if you plan to attend and vote your shares at the meeting.

IMPORTANT: By choosing this option, we are precluded from voting your shares on your behalf. A Legal Proxy covering your securities will be issued to you. Your Legal Proxy must be presented at the meeting for your shares to be represented. Do not make any other marks on this ballot.


NOTE: The ballot for this proxy was mailed to Proxy Services with instructions to vote our shares in the same proportion as the vote of all other holders of the security.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PC&J Preservation Fund
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By: /s/________________________________________________________
          James M. Johnson, President

Date: August 1, 2011
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By: /s/_________________________________________________________
          Kathleen Carlson, Treasurer

Date:  August 1, 2011
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